Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Schedule of warrants
	Level 1	Level 2	Level 3
Non-tradable Warrants	-	3	-
Non-tradable warrants of SAFE and Convertible Loan investors		35
Financial liability	-	26	-
Tradable warrants	304	-	-
Total	304	64	-

	Level 1	Level 2	Level 3
Non-tradable Warrants	-	196	-
Non-tradable warrants of SAFE and Convertible Loan investors		1,393
Financial liability	-	133	-
Tradable warrants	1,493	-	-
Total	1,493	1,722	-

Schedule of movements in level 2 liability
	Warrants	SAFE	Convertible loan	Financial Liability	Total
Balance as of December 31, 2020	219	1,273	-	-	1,492
Gains (losses) recognized in profit or loss	(19)	2,330	612	450	3,373
Additions	-	4,161	3,047	310	7,518
Interest	-		60	-	60
Conversion	-	(6,680)	(3,361)	(656)	(10,697)
Adjustments arising from translating financial operation	(4)	(45)	(4)	29	(24)
Balance as of December,31 2021	196	1,039	354	133	1,722